CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock Shares	Common Stock Amount	Preferred Stock shares	Preferred Stock Amount	Additional paid-in capital	Accumulated Deficit	Total
Balances at Sep. 30, 2013	262,604,345	262,604	0	0	203,879,146	(201,821,355)	2,320,395
Common stock issued for services	4,350,000	4,350			845,275		849,625
Common stock issued with note payable	2,500,000	2,500			219,722		222,222
Options expense					$ 509,604		$ 509,604
Options exercised	100,000	100			21,400		21,500
Reversal of deferred costs					$ (20,476)		$ (20,476)
Sale of preferred stock			51		51		51
Sales of common stock	8,499,532	8,500			956,500		965,000
Net loss						$ (2,854,043)	$ (2,854,043)
Balances at Sep. 30, 2014	278,053,877	278,054	51	0	206,411,222	(204,675,398)	2,013,878
Common stock issued for services	2,500,000	2,500			235,050		237,550
Options expense					$ 525,703		$ 525,703
Sales of common stock for cash	594,318	594			49,406		50,000
Common stock issued with notes payable	3,400,000	3,400			116,159		119,559
Stock issued for related party payables	849,805	850			52,684		53,534
Warrants issued with debt extinguishment					$ 220,703		$ 220,703
Warrants issued with notes payable					73,053		73,053
Warrants issued as deferred financing cost					$ 17,111		17,111
Net loss						$ (2,843,473)	$ (2,843,473)
Balances at Sep. 30, 2015	285,398,000	285,398	51	0	207,701,091	(207,518,871)	467,618